SHAREHOLDERS' EQUITY (Schedule of stock option outstanding and exercisable awards) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Number of awards outstanding at the end of the year	694,000
Awards exercisable, Number of awards exercisable at the end of year	85
5.91 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 5.91
Awards outstanding, Number of awards outstanding at the end of the year	9,000
Awards exercisable, Weighted average remaining contractual life (years)	2 years 2 months 26 days
Awards exercisable, Number of awards exercisable at the end of year	9
Weighted average remaining contractual life (years)	2 years 2 months 26 days
6.23 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 6.23
Awards outstanding, Number of awards outstanding at the end of the year	35,000
Awards exercisable, Weighted average remaining contractual life (years)	4 years 1 month 9 days
Awards exercisable, Number of awards exercisable at the end of year	24
Weighted average remaining contractual life (years)	4 years 1 month 9 days
6.42 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 6.42
Awards outstanding, Number of awards outstanding at the end of the year	13,000
Awards exercisable, Weighted average remaining contractual life (years)	3 years 3 months 29 days
Awards exercisable, Number of awards exercisable at the end of year	10
Weighted average remaining contractual life (years)	3 years 3 months 29 days
6.45 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 6.45
Awards outstanding, Number of awards outstanding at the end of the year	11,000
Awards exercisable, Weighted average remaining contractual life (years)	4 years 4 months 28 days
Awards exercisable, Number of awards exercisable at the end of year	0
6.59 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 6.59
Awards outstanding, Number of awards outstanding at the end of the year	13,000
Awards exercisable, Weighted average remaining contractual life (years)	3 years 11 months 1 day
Awards exercisable, Number of awards exercisable at the end of year	0
14.16 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 14.16
Awards outstanding, Number of awards outstanding at the end of the year	123,000
Awards exercisable, Weighted average remaining contractual life (years)	5 years 2 months 4 days
Awards exercisable, Number of awards exercisable at the end of year	42
Weighted average remaining contractual life (years)	5 years 2 months 4 days
29.93 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 29.93
Awards outstanding, Number of awards outstanding at the end of the year	280,000
Awards exercisable, Weighted average remaining contractual life (years)	6 years 3 months 7 days
Awards exercisable, Number of awards exercisable at the end of year	0
38.27 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 38.27
Awards outstanding, Number of awards outstanding at the end of the year	110,000
Awards exercisable, Weighted average remaining contractual life (years)	6 years 8 months 15 days
Awards exercisable, Number of awards exercisable at the end of year	0
38.91 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 38.91
Awards outstanding, Number of awards outstanding at the end of the year	50,000
Awards exercisable, Weighted average remaining contractual life (years)	6 years 7 months 24 days
Awards exercisable, Number of awards exercisable at the end of year	0
40.74 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Line Items
Awards outstanding, Exercise price | $ / shares	$ 40.74
Awards outstanding, Number of awards outstanding at the end of the year	50,000
Awards exercisable, Weighted average remaining contractual life (years)	6 years 8 months 23 days
Awards exercisable, Number of awards exercisable at the end of year	0